Supplementary Balance Sheet Information - Accounts Payable and Accruals Other (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Employees and employee institutions	$ 28,932	$ 23,812
Government departments and agencies	11,610	9,903
Derivative liabilities	2,109	131
Accrued expenses	33,511	18,942
Sundry	5,585	2,694
Accounts payable and accrued liabilities, net	$ 81,747	$ 55,482